Additional Information-Condensed Financial Statements of Weibo Corporation - Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements of Comprehensive Income
Operating loss	$ 407,554	$ 140,980	$ 37,503
Interest and other income (expenses), net	13,260	8,757	6,344
Investment related impairment	(4,747)	(40,161)	(8,005)
Other income, net
Share of income of subsidiaries, VIE, and VIE's subsidiaries	1,030	(130)	(6)
Net income attributable to Weibo	352,590	108,027	34,745
Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil, nil, and nil for 2015, 2016 and 2017, respectively)	37,822	(18,898)	(7,874)
Available-for-sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)	(995)	(2,557)	(198)
Reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)		4,822
Net change, net of tax	(995)	2,265	(198)
Comprehensive income attributable to Weibo	389,118	91,668	26,946
Weibo Corporation
Statements of Comprehensive Income
Operating loss	(945)	(1,891)	(1,279)
Interest and other income (expenses), net	(1,941)	1,763	4,759
Investment related impairment		(23,822)
Other income, net
Share of income of subsidiaries, VIE, and VIE's subsidiaries	355,476	131,977	31,265
Net income attributable to Weibo	352,590	108,027	34,745
Other comprehensive income (loss)
Currency translation adjustments (net of tax of nil, nil, and nil for 2015, 2016 and 2017, respectively)	37,523	(18,624)	(7,601)
Available-for-sale securities:
Change in unrealized loss from available-for-sale securities (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)	(995)	(2,557)	(198)
Reclassification adjustment for net loss included in net income (net of tax of nil, nil, and nil for 2015, 2016, and 2017, respectively)		4,822
Net change, net of tax	(995)	2,265	(198)
Comprehensive income attributable to Weibo	$ 389,118	$ 91,668	$ 26,946